United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/10___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___09/30/10___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     3145   120285 SH       SOLE                   120285
Aeropostale Inc                COM              007865108     2028    87242 SH       SOLE                    87242
Aflac Inc                      COM              001055102     6211   120112 SH       SOLE                   120112
Best Buy Inc                   COM              086516101     4964   121582 SH       SOLE                   121582
Blackboard Inc                 COM              091935502     2928    81250 SH       SOLE                    81250
CGI Group Inc CL A             COM              39945c109     3666   243901 SH       SOLE                   243901
CNInsure Inc - ADR             COM              18976m103     3669   157895 SH       SOLE                   157895
Canadian National Railway Co   COM              136375102     5562    86874 SH       SOLE                    86874
Cerner Corp                    COM              156782104     6764    80531 SH       SOLE                    80531
Check Point Software Tech      COM              M22465104     4962   134358 SH       SOLE                   134358
Cognizant Tech Solutions-A     COM              192446102     9404   145860 SH       SOLE                   145860
Dolby Laboratories Inc         COM              25659T107     1988    35001 SH       SOLE                    35001
EMC Corp                       COM              268648102     4952   243831 SH       SOLE                   243831
Express Scripts Inc            COM              302182100     7852   161241 SH       SOLE                   161241
F5 Networks Inc                COM              315616102     5467    52662 SH       SOLE                    52662
Flir Systems Inc               COM              302445101     6111   237776 SH       SOLE                   237776
Google Inc CL A                COM              38259P508     6311    12002 SH       SOLE                    12002
Intuit Inc                     COM              461202103     3864    88188 SH       SOLE                    88188
Intuitive Surgical Inc         COM              46120e602     2935    10343 SH       SOLE                    10343
Jacobs Engineering Group Inc   COM              469814107     3638    93997 SH       SOLE                    93997
Juniper Networks Inc           COM              48203r104     3302   108798 SH       SOLE                   108798
Kirby Corp.                    COM              497266106     4354   108684 SH       SOLE                   108684
Lincoln Electric Holdings      COM              533900106     2371    41007 SH       SOLE                    41007
Mettler-Toledo International I COM              592688105     3217    25849 SH       SOLE                    25849
Micros Systems Inc             COM              594901100     4501   106323 SH       SOLE                   106323
Novo-Nordisk Spons ADR         COM              670100205     7639    77598 SH       SOLE                    77598
Panera Bread Company CL A      COM              69840w108     2328    26271 SH       SOLE                    26271
Petsmart, Inc.                 COM              716768106     4304   122981 SH       SOLE                   122981
Ross Stores Inc                COM              778296103     2278    41679 SH       SOLE                    41679
Sabine Royalty Trust           COM              785688102      213     4008 SH       SOLE                     4008
Stericycle Inc                 COM              858912108     3088    44447 SH       SOLE                    44447
Teva Pharm Ind-SP ADR          COM              881624209     5644   106991 SH       SOLE                   106991
Toronto-Dominion Bank          COM              891160509     3054    42258 SH       SOLE                    42258
Tractor Supply                 COM              892356106     9299   234478 SH       SOLE                   234478
Visa Inc - Class A Shares      COM              92826c839     4102    55245 SH       SOLE                    55245